DERIVATIVE FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Current assets	$ 0	$ 123
Liabilities
Current liabilities	$ (867)	$ (138)